Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 — INTANGIBLE ASSETS

The following provides a breakdown of intangible assets as of:

	September 28, 2024
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(5,359)	(2,215)	(11,926)	(19,500)
Intangible assets, net	$2,923	$—	$7,027	$9,950
	December 30, 2023
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(4,928)	(2,215)	(11,114)	(18,257)
Intangible assets, net	$3,354	$—	$7,839	$11,193

As of September 28, 2024, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal quarter ended September	Amount
2024	$416
2025	1,617
2026	1,567
2027	1,567
2028	1,321
Thereafter	3,462
Total	$9,950

Amortization of intangible assets for the three and nine months ended September 28, 2024 and September 30, 2023 was $406, $1,249, $456 and $1,363, respectively. The weighted average useful life of intangible assets remaining is 5.5 years.

NOTE 6 — INTANGIBLE ASSETS

The following provides a breakdown of intangible assets as of:

	December 30, 2023
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(4,928)	(2,215)	(11,114)	(18,257)
Intangible assets, net	$3,354	—	$7,839	$11,193
	December 31, 2022
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,217	$2,134	$18,826	$29,177
Accumulated amortization	(4,315)	(2,134)	(9,889)	(16,338)
Intangible assets, net	$3,902	$—	$8,937	$12,839

On April 18, 2022, the Company entered into a Stock Purchase Agreement with Headway Workforce Solutions, pursuant to which, among other things, the Company agreed to purchase all of the issued and outstanding securities of Headway in exchange for (i) a cash payment of $14, and (ii) 9,000,000 shares of our Series H Preferred Stock, with a value equal to the Closing Payment, as defined in the Stock Purchase Agreement. On May 18, 2022, the Headway Acquisition closed.

As of December 30, 2023, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal year ended December	Amount
2024	$1,797
2025	1,728
2026	1,580
2027	1,580
2028	1,333
Thereafter	3,175
Total	$11,193

Amortization of intangible assets for the period ended Fiscal 2023 and Fiscal 2022 was $1,820 and $1,529, respectively. The weighted average useful life remaining of intangible assets remaining is 6 years.